Payments, by Government - 12 months ended Dec. 31, 2024 - MXN ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 179,351,696	$ 796,086	$ 1,345,204	$ 71,000	$ 181,563,986
Mexican Government [Member]
Total	179,351,696	796,086	1,345,204	71,000	181,563,986
MEXICO | Mexican Government [Member]
Total	$ 179,351,696	$ 796,086	$ 1,345,204	$ 71,000	$ 181,563,986